Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Contractual Maturities and Estimated Fair Values) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortized Cost
Due in one year or less, held-to-maturity debt securities amortized cost	$ 2,200,000
Due after one year through five years, held-to-maturity debt securities amortized cost	1,200,000
Amortized cost, held-to-maturity debt securities	3,400,000	$ 3,400,000
Fair Value
Due in one year or less, held-to-maturity debt securities, Estimated fair value	2,200,000
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	1,200,000
Estimated fair value	3,400,000	3,400,000
Available-for-sale debt securities amortized cost disclosures
Due after ten years, available-for-sale debt securities amortized cost	41,519,000
Residential mortgage-backed securities, amortized cost	4,213,441,000
Amortized cost, Available-for-sale securities	4,254,960,000	3,054,289,000
Available for sale debt securities, Estimated Fair Value Disclosures
Due after ten years, available-for-sale debt securities, Estimated Fair Value	44,557,000
Residential mortgage-backed securities, Estimated Fair Value	4,169,363,000
Estimated fair value, Available for sale securities	4,213,920,000	3,080,768,000
Available for sale debt securities, Estimated Fair Value Disclosures
Proceeds from sales and calls of available for sale securities	5,890,000	42,350,000	$ 94,585,000
Proceeds from sales and calls of available for sale securities	5,890,000	42,350,000	94,585,000
Proceeds from sales of mortgage-backed securities	0	0	0
Gross gains realized on sales	0	1,000	3,000
Gross losses realized on sales	16,000	$ 6,000	$ 15,000
Collateral Pledged
Available-for-sale debt securities amortized cost disclosures
Amortized cost, Available-for-sale securities	1,519,652,000
Available for sale debt securities, Estimated Fair Value Disclosures
Fair value of available for sale investment securities pledged	$ 1,497,929,000